Other Financial Assets - Current - Additional Information (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial assets [line items]
Restricted bank deposits held as security in relation to interest and repayment of borrowings	₨ 3,030.8	₨ 1,861.4
Restricted bank deposits [Member]
Disclosure of financial assets [line items]
Restricted bank deposits pledged till the maturity of the respective borrowings	₨ 850.9	₨ 1,186.4